Schedule of financial position (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Subtotal		R$ 4,198,399	R$ 3,608,605
Allowance for doubtful accounts		(1,280,088)	(1,157,619)
Total trade receivables		2,918,311	2,450,986
Current		2,695,077	2,204,029
Noncurrent		223,234	246,957
Trade receivables		2,918,311	2,450,986
Unbilled Supply [Member]
IfrsStatementLineItems [Line Items]
Subtotal		740,193	713,310
Private Sector [Member]
IfrsStatementLineItems [Line Items]
Subtotal		2,556,639	2,062,105
Private Sector [Member] | General And Special Customers [Member]
IfrsStatementLineItems [Line Items]
Subtotal	[1],[2]	2,042,023	1,663,738
Private Sector [Member] | Agreements [Member]
IfrsStatementLineItems [Line Items]
Subtotal	[3]	514,616	398,367
Government Entities [Member]
IfrsStatementLineItems [Line Items]
Subtotal		873,523	810,800
Government Entities [Member] | Agreements [Member]
IfrsStatementLineItems [Line Items]
Subtotal		278,844	333,740
Government Entities [Member] | Municipal [Member]
IfrsStatementLineItems [Line Items]
Subtotal		586,810	473,201
Government Entities [Member] | Federal [Member]
IfrsStatementLineItems [Line Items]
Subtotal		7,869	3,859
Wholesale Municipal Governments [Member]
IfrsStatementLineItems [Line Items]
Subtotal		28,044	22,390
Wholesale Municipal Governments [Member] | Mogi Das Cruzes [Member]
IfrsStatementLineItems [Line Items]
Subtotal	[4]	3,580	3,582
Wholesale Municipal Governments [Member] | Sao Caetano Do Sul [Member]
IfrsStatementLineItems [Line Items]
Subtotal	[4]	R$ 24,464	R$ 18,808

[1]	General customers - residential and small and mid-sized companies;
[2]	Special customers - large consumers, commercial, industries, condominiums and special billing customers (fixed demand agreements, industrial waste, wells, among others);
[3]	Agreements - installment payments of past-due receivables, plus monetary adjustment and interest, according to the agreements;
[4]	Wholesale basis customers - municipal governments - This balance refers to invoices issued as a result of services provided to municipalities, which are responsible for distributing to, billing and charging final customers.